TAXES ON INCOME	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 12:- TAXES ON INCOME

a.Israeli taxation:

1.Corporate tax rates:

Generally, income of Israeli companies is subject to corporate tax. The corporate tax rate in Israel is 23% in 2020, 2019 and 2018.

2.Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

The Company has been granted an "Approved Enterprise" status, under the Law, for nine investment programs in the alternative program, by the Israeli Government.

Certain production facilities of the Company have been granted 'Benefitted Enterprise' status under the provision of the Law.

Since the Company was eligible under the terms of minimum qualifying investment and elected 2011 as the Year of Election as defined in the law.

Income derived from Benefitted Enterprise is tax exempt for a period of two years out of the period of benefits. Based on the percentage of foreign shareholding in the Company, income derived during the remaining years of benefits is taxable at the rate of 10%-25%.

The period of benefits of the Benefitted Enterprises under the 2011 election will expire in 2023. As of December 31, 2020, the Company did not generate income from the Benefitted Enterprises.

In the event of distribution of dividends from the above mentioned tax exempt income, the amount distributed would be taxed at a corporate tax rate of 10% to 25%, depending on the level of foreign investment in the Company.

Income from sources other than a "Benefitted Enterprise" during the benefit period is subject to tax at the regular corporate tax rate (23% in 2020, 2019 and 2018).

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 12:- TAXES ON INCOME (Cont.)

On January 1, 2011, new legislation that constitutes a major amendment to the Law was enacted (the "Amendment Legislation"). Under the Amendment Legislation, a uniform rate of corporate tax would apply to all qualified income of certain industrial companies, as opposed to the current law's incentives that are limited to income from "Benefitted Enterprises" during their benefits period. According to the Amendment Legislation, the applicable tax rate for 2014 and onwards is set at 9% in geographical areas in Israel designated as Development Zone A and 16% elsewhere in Israel. The profits of these Industrial Companies would be freely distributable as dividends, subject to a 20% withholding tax (or lower, under an applicable tax treaty). The Company is not located in Development Zone A.

Under the transitory provisions of the Amendment Legislation, the Company may elect whether to irrevocably implement the new law in its Israeli company while waiving benefits provided under the current law or keep implementing the current law during the next years. Changing from the current law to the new law is permissible at any stage.

Amendment from December 2016 prescribes special tax tracks for technological enterprises. The new tax tracks under the Amendment are as follows:

Technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in Development Zone A- a tax rate of 7.5%).

b.Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. The Company has not made any provisions relating to undistributed earnings of the Company's foreign subsidiaries since the Company has no current plans to distribute such earnings. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes. As of December 31, 2020, the amount of undistributed earnings of non-Israeli subsidiaries, which is considered indefinitely reinvested, was $3,359 with a corresponding unrecognized deferred tax liability of $273.

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 12:- TAXES ON INCOME (Cont.)

In December 2017, the U.S. enacted significant tax reform through the U.S. Tax Cuts & Jobs Acts (“TCJA”). The TCJA enacted significant changes affecting the year ended December 31, 2017, including, but not limited to, (1) reducing the U.S. federal corporate income tax rate from 35% to 21% effective 2018, and (2) imposing a one-time Transition Tax on certain unrepatriated earnings of foreign subsidiaries of U.S. companies that had not been previously taxed in the U.S.

c.Carryforward tax losses and credits:

As of December 31, 2020, the Company had operating loss carry forwards for Israeli income tax purposes of approximately $105,989 which may be offset indefinitely against future taxable income.

As of December 31, 2020, the Company's U.S. subsidiary had approximately $1,540 of carryforward tax losses for Federal tax purposes and $10,132 of carryforward tax losses for state tax purposes. The U.S subsidiary had R&D credits carryforwards for federal tax purposes of approximately $3,591 and for state tax purposes of approximately $2,934.

The Company has carryforward tax losses relating to other subsidiaries in Europe and Latin America of approximately $41,908 (which can be utilized within 9 years) and $31,547 ($22,706 can be utilized within 4 years and $8,841 can be utilized indefinitely), as of December 31, 2020, respectively.

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 12:- TAXES ON INCOME (Cont.)

d.Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

		December 31,
		2020	2019
1.	Provided in respect of the following:

	Carryforward tax losses and credits *)	$38,937	$39,719
	Property, equipment and intangibles	1,004	1,466
	Inventory accrual	1,173	1,129
	Vacation accrual	1,103	833
	Supplementary tax advances	2,489	2,315
	Deferred revenues	567	1,237
	Research and development costs	297	269
	Other temporary differences	2,568	1,498

	Gross deferred tax assets	48,138	48,466

	Valuation allowance	(25,476)	(26,693)

	Net deferred tax assets	22,662	21,773

	Gross deferred tax liabilities
	Property, equipment and intangibles	(3,367)	(3,343)

	Gross deferred tax liabilities	(3,367)	(3,343)

	Net deferred tax assets	$19,295	$18,430

*)	The amounts are shown after reduction for unrecognized tax benefits of $4,197 and $2,855 as of December 31, 2020 and 2019, respectively.

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 12:- TAXES ON INCOME (Cont.)

		December 31,
		2020	2019
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Long term assets	$19,295	$18,455
	Long term liabilities	$-	$(25)

3.The Peruvian government awarded GNP, the Company's subsidiary in Peru, the Regional PRONATEL Projects under six separate bids for the construction of fiber and wireless networks, operation of the networks for a defined period and their transfer to the government. The income derived from the construction of the project is an exempt subsidy, and therefore a significant uncertainty arises about GNP’s eligibility to deduct certain construction costs incurred in generating the exempt income against future taxable income. Accordingly, as of December 31, 2020 and 2019, the Company did not record deferred income taxes to reflect the total net tax effects of the potential temporary differences.

4.As of December 31, 2020, the Company decreased the valuation allowance by $1,217, resulting mainly from changes in temporary differences relating to carryforward tax losses. The Company provided valuation allowance for a portion of the deferred tax regarding the carryforwards losses and other temporary differences that management believes are not expected to be realized in the foreseeable future.

During the year ended December 31, 2019, the Company released valuation allowance against the deferred tax assets primarily related to carryforward tax losses in Israel.

5.The functional and reporting currency of the Company and most of its subsidiaries is the U.S. dollar. The difference between the annual changes in the NIS/dollar exchange rate causes a further difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740, the Company has not provided deferred income taxes on the difference between the functional currency and the tax basis of assets and liabilities.

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 12:- TAXES ON INCOME (Cont.)

e.Reconciling items between the statutory tax rate of the Company and the actual taxes on income (tax benefit):

	Year ended December 31,
	2020	2019	2018

Income before taxes on income from continuing operations, as reported in the consolidated statements of income	$35,704	$22,955	$16,986

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical taxes on income	$8,212	$5,279	$3,907
Currency differences	(7)	(1,908)	3,089
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	(1,204)	241	345
Changes in valuation allowance	(1,217)	(14,248)	(3,941)
Loss from liquidation of subsidiaries *)	-	-	(8,930)
Capital (gain) loss from merger, acquisition and related litigation expense, net	(7,749)	18	-
Expiration of carryforward tax losses	1,367	923	-
Exempt subsidy loss (income)	(1,459)	(3,813)	394
Nondeductible expenses and other differences	2,850	(75)	3,713

	$793	$(13,583)	$(1,423)

*)

In 2018, the Company’s Dutch subsidiary liquidated some of its subsidiaries and consequently recognized losses for tax purposes. These losses can be offset from taxable income in future periods under the tax regulations in the Netherlands. The Company does not expect these losses to be realized in the foreseeable future and respectively provided a full valuation allowance.

f.Taxes on income (tax benefit) included in the consolidated statements of income:

	Year ended December 31,
	2020	2019	2018

Current	$808	$1,300	$2,249
Deferred	(15)	(14,883)	(3,672)

	$793	$(13,583)	$(1,423)

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 12:- TAXES ON INCOME (Cont.)

	Year ended December 31,
	2020	2019	2018

Domestic	$325	$(14,472)	$610
Foreign	468	889	(2,033)

	$793	$(13,583)	$(1,423)

g.Income before taxes on income (tax benefit) from operations:

	Year ended December 31,
	2020	2019	2018

Domestic	$44,387	$12,851	$6,596
Foreign	(8,683)	10,104	10,390

	$35,704	$22,955	$16,986

h.Unrecognized tax benefits:

A reconciliation of the beginning and ending gross amount of unrecognized tax benefits is as follows:

	December 31,
	2020	2019

Balance at beginning of year	$3,190	$2,234
Decrease in tax positions for prior years	(72)	(19)
Increase in tax positions for current year	1,359	975

Balance at the end of year *)	$4,477	$3,190

*)

The amounts for the years ended December 31, 2020 and 2019 include $4,197 and $2,855, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.

The unrecognized tax benefits include accrued penalties and interest of $259 and $295 as of December 31, 2020 and 2019, respectively. During the years ended December 31, 2020 and 2019, the Company recorded income of $35 and expenses of $102 accrued on the unrecognized tax benefits, respectively.

The Company and its subsidiaries file income tax returns in Israel and in other jurisdictions of its subsidiaries. The Company's tax assessments through 2015 are considered final. As of December 31, 2020, the tax returns of the Company and its main subsidiaries are still subject to audits by the tax authorities for the tax years 2015 through 2019.